Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 37,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,158.04
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 to which this exhibit relates also registers an indeterminable number of additional shares of common stock of Xerox Holdings Corporation, par value $1.00 per share ("Common Stock"), as may hereafter be offered or issued under the Xerox Holdings Corporation 2024 Equity and Performance Incentive Plan (as may be amended or restated from time to time, the "Plan") to prevent dilution resulting from any future stock splits, stock dividends or similar adjustments of the outstanding Common Stock. (2) Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of Common Stock of $2.49 on May 14, 2026, as reported on the NASDAQ Global Select Market. (3) Represents the additional 15,000,000 shares of Common Stock reserved and available for issuance under the Plan as of May 20, 2026.